COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Annual License Maintenance Fee Commitments	The following table reflects the Company’s annual license maintenance fee commitments:
Year Ending
September 30,
2015	$45,000
2016	50,000
2017	50,000
2018	50,000
$195,000

Schedule of Future Minimum Leases Payments	The following table reflects the Company’s future minimum lease payments due under this noncancelable lease agreement as of September 30, 2014:
Year Ending
September 30,
2015	$30,186

$30,186